American Funds Insurance Series® - Target Date Series
American Funds IS 2035 Target Date Fund
Investment portfolio
March 31, 2020
unaudited
Growth funds 31.43%	Shares	Value (000)
AMCAP Fund, Class R-6	71	$2
New Perspective Fund, Class R-6	60	2
SMALLCAP World Fund, Inc., Class R-6	42	2
The Growth Fund of America, Class R-6	46	2
EuroPacific Growth Fund, Class R-6	31	1
New World Fund, Inc., Class R-6	18	1
The New Economy Fund, Class R-6	25	1
Total growth funds (cost: $14,000)		11
Growth-and-income funds 34.28%
Washington Mutual Investors Fund, Class R-6	72	3
American Mutual Fund, Class R-6	57	2
Capital World Growth and Income Fund, Class R-6	41	2
Fundamental Investors, Class R-6	41	2
The Investment Company of America, Class R-6	74	2
International Growth and Income Fund, Class R-6	38	1
Total growth-and-income funds (cost: $15,000)		12
Equity-income and Balanced funds 20.00%
American Balanced Fund, Class R-6	80	2
American Funds Global Balanced Fund, Class R-6	68	2
Capital Income Builder, Class R-6	25	2
The Income Fund of America, Class R-6	70	1
Total equity-income and balanced funds (cost: $8,000)		7
Fixed income funds 11.43%
U.S. Government Securities Fund, Class R-6	178	3
American Funds Inflation Linked Bond Fund, Class R-6	67	1
American Funds Mortgage Fund, Class R-6	8	—[1]
Capital World Bond Fund, Class R-6	4	—[1]
Intermediate Bond Fund of America, Class R-6	5	—[1]
Total fixed income funds (cost: $4,000)		4
Total investment securities 97.14% (cost: $41,000)		34
Other assets less liabilities 2.86%		1
Net assets 100.00%		$35
[1]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2035 Target Date Fund — Page 1 of 7

American Funds IS 2030 Target Date Fund
Investment portfolio
March 31, 2020
unaudited
Growth funds 19.45%	Shares	Value (000)
AMCAP Fund, Class R-6	50	$2
New Perspective Fund, Class R-6	45	2
EuroPacific Growth Fund, Class R-6	24	1
SMALLCAP World Fund, Inc., Class R-6	21	1
The Growth Fund of America, Class R-6	32	1
New World Fund, Inc., Class R-6	6	—[1]
Total growth funds (cost: $8,000)		7
Growth-and-income funds 33.33%
Washington Mutual Investors Fund, Class R-6	73	3
American Mutual Fund, Class R-6	59	2
Capital World Growth and Income Fund, Class R-6	42	2
Fundamental Investors, Class R-6	42	2
The Investment Company of America, Class R-6	76	2
International Growth and Income Fund, Class R-6	38	1
Total growth-and-income funds (cost: $15,000)		12
Equity-income and Balanced funds 19.44%
American Balanced Fund, Class R-6	83	2
American Funds Global Balanced Fund, Class R-6	70	2
Capital Income Builder, Class R-6	26	2
The Income Fund of America, Class R-6	72	1
Total equity-income and balanced funds (cost: $8,000)		7
Fixed income funds 25.00%
American Funds Mortgage Fund, Class R-6	164	2
Capital World Bond Fund, Class R-6	87	2
Intermediate Bond Fund of America, Class R-6	106	2
U.S. Government Securities Fund, Class R-6	161	2
American Funds Inflation Linked Bond Fund, Class R-6	133	1
The Bond Fund of America, Class R-6	6	—[1]
Total fixed income funds (cost: $9,000)		9
Total investment securities 97.22% (cost: $40,000)		35
Other assets less liabilities 2.78%		1
Net assets 100.00%		$36
[1]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2030 Target Date Fund — Page 2 of 7

American Funds IS 2025 Target Date Fund
Investment portfolio
March 31, 2020
unaudited
Growth funds 15.39%	Shares	Value (000)
AMCAP Fund, Class R-6	53	$2
New Perspective Fund, Class R-6	48	2
EuroPacific Growth Fund, Class R-6	25	1
The Growth Fund of America, Class R-6	25	1
Total growth funds (cost: $7,000)		6
Growth-and-income funds 28.21%
American Mutual Fund, Class R-6	65	2
Capital World Growth and Income Fund, Class R-6	46	2
Fundamental Investors, Class R-6	39	2
The Investment Company of America, Class R-6	72	2
Washington Mutual Investors Fund, Class R-6	61	2
International Growth and Income Fund, Class R-6	28	1
Total growth-and-income funds (cost: $13,000)		11
Equity-income and Balanced funds 20.51%
American Balanced Fund, Class R-6	90	2
American Funds Global Balanced Fund, Class R-6	76	2
Capital Income Builder, Class R-6	31	2
The Income Fund of America, Class R-6	84	2
Total equity-income and balanced funds (cost: $9,000)		8
Fixed income funds 33.33%
Intermediate Bond Fund of America, Class R-6	247	3
American Funds Inflation Linked Bond Fund, Class R-6	185	2
American Funds Mortgage Fund, Class R-6	183	2
Capital World Bond Fund, Class R-6	96	2
The Bond Fund of America, Class R-6	145	2
U.S. Government Securities Fund, Class R-6	152	2
American High-Income Trust, Class R-6	10	—[1]
Total fixed income funds (cost: $13,000)		13
Total investment securities 97.44% (cost: $42,000)		38
Other assets less liabilities 2.56%		1
Net assets 100.00%		$39
[1]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2025 Target Date Fund — Page 3 of 7

American Funds IS 2020 Target Date Fund
Investment portfolio
March 31, 2020
unaudited
Growth funds 5.13%	Shares	Value (000)
AMCAP Fund, Class R-6	52	$2
New Perspective Fund, Class R-6	38	1
The Growth Fund of America, Class R-6	17	1
Total growth funds (cost: $4,000)		4
Growth-and-income funds 24.36%
American Mutual Fund, Class R-6	131	4
The Investment Company of America, Class R-6	122	4
Washington Mutual Investors Fund, Class R-6	103	4
Capital World Growth and Income Fund, Class R-6	75	3
Fundamental Investors, Class R-6	63	3
International Growth and Income Fund, Class R-6	29	1
Total growth-and-income funds (cost: $21,000)		19
Equity-income and Balanced funds 25.64%
Capital Income Builder, Class R-6	133	7
The Income Fund of America, Class R-6	365	7
American Balanced Fund, Class R-6	121	3
American Funds Global Balanced Fund, Class R-6	78	3
Total equity-income and balanced funds (cost: $20,000)		20
Fixed income funds 43.59%
Intermediate Bond Fund of America, Class R-6	493	7
The Bond Fund of America, Class R-6	454	6
American Funds Inflation Linked Bond Fund, Class R-6	508	5
American Funds Mortgage Fund, Class R-6	431	4
American High-Income Trust, Class R-6	456	4
Capital World Bond Fund, Class R-6	197	4
U.S. Government Securities Fund, Class R-6	254	4
Total fixed income funds (cost: $34,000)		34
Total investment securities 98.72% (cost: $79,000)		77
Other assets less liabilities 1.28%		1
Net assets 100.00%		$78
American Funds Insurance Series — Target Date Series — American Funds IS 2020 Target Date Fund — Page 4 of 7

American Funds IS 2015 Target Date Fund
Investment portfolio
March 31, 2020
unaudited
Growth-and-income funds 23.65%	Shares	Value (000)
American Mutual Fund, Class R-6	320	$11
The Investment Company of America, Class R-6	301	10
Washington Mutual Investors Fund, Class R-6	254	9
Capital World Growth and Income Fund, Class R-6	187	8
Fundamental Investors, Class R-6	157	8
International Growth and Income Fund, Class R-6	70	2
Total growth-and-income funds (cost: $55,000)		48
Equity-income and Balanced funds 28.08%
Capital Income Builder, Class R-6	437	23
The Income Fund of America, Class R-6	1,188	23
American Funds Global Balanced Fund, Class R-6	196	6
American Balanced Fund, Class R-6	230	5
Total equity-income and balanced funds (cost: $65,000)		57
Fixed income funds 42.36%
Intermediate Bond Fund of America, Class R-6	1,267	18
The Bond Fund of America, Class R-6	1,133	15
American Funds Inflation Linked Bond Fund, Class R-6	1,282	13
American Funds Mortgage Fund, Class R-6	1,099	12
Capital World Bond Fund, Class R-6	486	10
American High-Income Trust, Class R-6	1,080	9
U.S. Government Securities Fund, Class R-6	615	9
Short-Term Bond Fund of America, Class R-6	47	—[1]
Total fixed income funds (cost: $87,000)		86
Total investment securities 94.09% (cost: $207,000)		191
Other assets less liabilities 5.91%		12
Net assets 100.00%		$203
[1]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2015 Target Date Fund — Page 5 of 7

American Funds IS 2010 Target Date Fund
Investment portfolio
March 31, 2020
unaudited
Growth-and-income funds 19.98%	Shares	Value (000)
American Mutual Fund, Class R-6	27,065	$957
Washington Mutual Investors Fund, Class R-6	20,722	779
Capital World Growth and Income Fund, Class R-6	18,540	767
The Investment Company of America, Class R-6	23,907	761
Fundamental Investors, Class R-6	11,754	574
Total growth-and-income funds (cost: $4,250,000)		3,838
Equity-income and Balanced funds 30.15%
Capital Income Builder, Class R-6	43,969	2,329
The Income Fund of America, Class R-6	120,613	2,329
American Balanced Fund, Class R-6	22,767	571
American Funds Global Balanced Fund, Class R-6	18,927	561
Total equity-income and balanced funds (cost: $6,309,000)		5,790
Fixed income funds 49.90%
Intermediate Bond Fund of America, Class R-6	197,122	2,728
The Bond Fund of America, Class R-6	115,267	1,557
American Funds Inflation Linked Bond Fund, Class R-6	128,030	1,319
American Funds Mortgage Fund, Class R-6	110,458	1,155
Short-Term Bond Fund of America, Class R-6	99,205	1,002
American High-Income Trust, Class R-6	106,103	918
Capital World Bond Fund, Class R-6	46,182	906
Total fixed income funds (cost: $9,597,000)		9,585
Total investment securities 100.03% (cost: $20,156,000)		19,213
Other assets less liabilities (0.03)%		(6)
Net assets 100.00%		$19,207
American Funds Insurance Series — Target Date Series — American Funds IS 2010 Target Date Fund — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At March 31, 2020, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
INGEFPX-988-0520O-S76824	American Funds Insurance Series — Target Date Series — Page 7 of 7